Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Held-to-Maturity
Held-to-maturity Securities		$ 0
Other assets, unrealized gains		0
Other assets, unrealized losses		0
Other assets, book/fair value		0
Interest and other income		458
Available for Sale
Other assets, amortized cost	675	25,675
Other assets, Unrealized Gains	519	463
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,194	26,138
Interest and Other income	61	8,245
Other assets, total amortized cost		25,675
Other assets, total unrealized gains		463
Other assets, total unrealized losses		0
Other assets, total book/fair value		26,138
Total interest and other income		8,703
FDIC Insured Promissory Notes [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Less than one year
Available for Sale
Other assets, amortized cost		25,000
Other assets, Unrealized Gains		93
Other assets, Book/Fair value		25,093
Interest and Other income		491
Other Held-to-maturity Securities [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity		Between one and five years or N/A
Available for Sale
Other assets, amortized cost		675
Other assets, Unrealized Gains		370
Other assets, Book/Fair value		1,045
Interest and Other income		7,754
FDIC-insured certificates of deposit [Member]
Schedule of Available for Sale and Held to Maturity Securities
Maturity	Less than one year
Available for Sale
Other assets, amortized cost	0
Other assets, Book/Fair value	0
Interest and Other income	61
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675
Other assets, Unrealized Gains	519
Other assets, Book/Fair value	$ 1,194